STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - CAD ($)	Common Share [Member]	Contributed Surplus [Member]	Shares To Be Issued [Member]	Deficit [Member]	Total
Beginning balance, value at Feb. 28, 2021	$ 8,927,636	$ 1,466,528		$ (10,402,325)	$ (8,161)
Number of shares outstanding at beginning of period at Feb. 28, 2021	598,718
IfrsStatementLineItems [Line Items]
Loss for the year				(64,517)	(64,517)
Ending balance, value at Feb. 28, 2022	$ 8,927,636	1,466,528		(10,466,842)	(72,678)
Number of shares outstanding at end of period at Feb. 28, 2022	598,718
IfrsStatementLineItems [Line Items]
Loss for the year				(3,188,364)	(3,188,364)
Shares issued for private placement	$ 6,997,900				6,997,900
[custom:SharesIssuedForPrivatePlacmentShares]	40,182,004
Flow-through share premium liability	$ (166,100)				(166,100)
Share issuance costs	(458,863)	103,011			(355,852)
Shares issued for acquisition of exploration and evaluation assets	$ 1,559,500				1,559,500
[custom:SharesIssuedForAcquisitionOfExplorationAndEvaluationAssetsShares]	6,238,000
Shares and warrants issued as finder’s fee	$ 14,000				14,000
[custom:SharesIssuedAsFindersFeeForExplorationAndEvaluationAssetsShares]	700,000
Shares issued for services	$ 35,000				35,000
[custom:SharesIssuedForServicesShares]	100,000
Share based compensation		542,805			542,805
Options exercised	$ 13,927	(3,927)			10,000
[custom:OptionsExercisedShares]	500,000
Shares to be issued		(22,138)	68,257		46,119
Ending balance, value at Feb. 28, 2023	$ 16,923,000	2,086,279	68,257	(13,655,206)	5,422,330
Number of shares outstanding at end of period at Feb. 28, 2023	48,318,722
IfrsStatementLineItems [Line Items]
Loss for the year				(8,292,468)	(8,292,468)
Shares issued for private placement	$ 9,943,090	619,537			10,562,627
[custom:SharesIssuedForPrivatePlacmentShares]	20,493,280
Flow-through share premium liability	$ (1,442,938)				(1,442,938)
Share issuance costs	(978,782)				(978,782)
Shares issued for acquisition of exploration and evaluation assets	$ 22,825				22,825
[custom:SharesIssuedForAcquisitionOfExplorationAndEvaluationAssetsShares]	27,173
Shares and warrants issued as finder’s fee	$ 169,793	248,900			418,693
Share based compensation		1,646,973			1,646,973
[custom:SharesAndWarrantsIssuedAsFinderFee]	412,697
Warrants issued for loan commitment fees		798,188			798,188
Warrants exercised	$ 94,204	(7,815)	(68,257)		18,132
[custom:WarrantsExercisedShares]	249,863
Shares issued upon exercise of restricted share units	$ 474,648	(474,648)
[custom:SharesIssuedUponExerciseOfRestrictedShareUnitsShares]	1,286,990
Shares issued for settlement of debt	$ 646,918				646,918
[custom:SharesIssuedForSettlementOfDebtShares]	1,708,900
Shares issued for settlement of accounts payable	$ 489,876				489,876
[custom:SharesIssuedForSettlementOfAccountsPayableShares]	1,289,147
Ending balance, value at Feb. 29, 2024	$ 26,342,634	$ 4,917,414		$ (21,947,674)	$ 9,312,374
Number of shares outstanding at end of period at Feb. 29, 2024	73,786,772